CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 02, 2021	Feb. 25, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares outstanding	0		0	0
Share dividend		718,750
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000		200,000,000	200,000,000
Common shares, shares issued	0		0	0
Common shares, shares outstanding	0		0	0
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding	31,625,000		31,625,000	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000	20,000,000
Common shares, shares issued	7,906,250	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding	7,906,250	7,906,250	7,906,250	7,906,250
Share dividend	0.1	0.1